Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Shares Capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 290,532,540	$ 10,255,771	$ (72,927,747)	$ 227,860,564
Balance share at Dec. 31, 2019	277,527,886
Shares issued for cash	$ 38,353,487			38,353,487
Shares issued for cash, shares	37,716,669
Share issuance costs	$ (1,476,702)			(1,476,702)
Stock options exercised	$ 2,852,277	(1,137,027)		1,715,250
Stock options exercised, shares	2,325,000
Restricted share units vested	$ 551,612	(551,612)
Restricted share units vested, shares	436,785
Stock options expired		(1,071,980)	1,071,980
Share-based compensation		2,478,400		2,478,400
Loss for the year			(10,740,593)	(10,740,593)
Balance at Dec. 31, 2020	$ 330,813,214	9,973,552	(82,596,360)	258,190,406
Balance share at Dec. 31, 2020	318,006,340
Shares issued for cash	$ 34,509,200			34,509,200
Shares issued for cash, shares	39,215,000
Share issuance costs	$ (2,213,254)			(2,213,254)
Restricted share units vested	$ 998,480	(998,480)
Restricted share units vested, shares	748,911
Stock options expired		(2,749,447)	2,749,447
Restricted share units cancelled		(67,436)	67,436
Share-based compensation		3,693,273		3,693,273
Loss for the year			(10,957,596)	(10,957,596)
Balance at Dec. 31, 2021	$ 364,107,640	$ 9,851,462	$ (90,737,073)	$ 283,222,029
Balance share at Dec. 31, 2021	357,970,251